BLACKROCK LIQUIDITY FUNDS

TempCash

TempFund

BlackRock Liquid Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

New York Money Fund

(collectively, the “Funds”)

Supplement dated November 23, 2021 to the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserves Shares, Dollar Shares, Plus Shares, Premier Shares, Private Client Shares and Select Shares Summary Prospectuses, Prospectuses and the Statement of Additional Information of the Funds dated February 26, 2021, as supplemented to date

On November 9, 2021, the Board of Trustees of BlackRock Liquidity Funds on behalf of each Fund approved a proposal to terminate certain share classes of each Fund. None of the terminated classes currently has any outstanding shares.

Accordingly, effective January 10, 2022, the following share classes of each Fund listed below will be terminated as a share class of such Fund, respectively:

Fund	Share Class
TempCash	Administration Shares
California Money Fund	Administration Shares
New York Money Fund	Administration Shares
MuniCash	Administration Shares
California Money Fund	Cash Management Shares
TempCash	Cash Management Shares
New York Money Fund	Cash Management Shares
MuniCash	Cash Management Shares
TempCash	Cash Plus Shares
FedFund	Cash Plus Shares
California Money Fund	Cash Plus Shares
New York Money Fund	Cash Plus Shares
MuniCash	Cash Plus Shares
California Money Fund	Cash Reserve Shares
TempCash	Cash Reserve Shares
MuniCash	Cash Reserve Shares
New York Money Fund	Cash Reserve Shares
New York Money Fund	Dollar Shares
California Money Fund	Dollar Shares
TempFund	Plus Shares
T-Fund	Plus Shares
California Money Fund	Plus Shares

Fund	Share Class
New York Money Fund	Plus Shares
Treasury Trust Fund	Premier Shares
BlackRock Liquid Federal Trust Fund	Premier Shares
New York Money Fund	Premier Shares
MuniCash	Premier Shares
California Money Fund	Premier Shares
California Money Fund	Private Client Shares
T-Fund	Private Client Shares
New York Money Fund	Private Client Shares
TempCash	Private Client Shares
BlackRock Liquid Federal Trust Fund	Private Client Shares
Treasury Trust Fund	Private Client Shares
MuniCash	Private Client Shares
California Money Fund	Select Shares
New York Money Fund	Select Shares
TempFund	Select Shares
TempCash	Select Shares
BlackRock Liquid Federal Trust Fund	Select Shares
MuniCash	Select Shares

Shareholders should retain this supplement for future reference.

PR2SAI-LIQ-1121SUP

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